Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00015	$ 0.00015
Ordinary shares, authorized (in Shares)	5,700,000,000	5,700,000,000
Ordinary shares, issued (in Shares)	1,152,588	1,152,588
Ordinary shares, outstanding (in Shares)	1,152,588	1,152,588
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00015	$ 0.00015
Ordinary shares, authorized (in Shares)	300,000,000	300,000,000
Ordinary shares, issued (in Shares)	566,667	566,667
Ordinary shares, outstanding (in Shares)	566,667	566,667